Schedule of recognized the statement of income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Salaries, accrued vacations and related charges	$ (2,665)	$ (3,064)	$ (4,313)
Variable compensation program - PPP	(469)	(439)	(643)
Profit sharing	(125)	(7)	(43)
Management fees and charges	(15)	(14)	(21)
Total	$ (3,274)	$ (3,524)	$ (5,020)